Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	60 Months Ended	92 Months Ended	93 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	16.66%		10.92%	9.44%
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	(4.19%)		7.60%		4.67%
PGIM Quant Solutions Commodity Strategies Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	(4.37%)	5.00%
PGIM TIPS Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	4.11%		2.02%		2.16%
PGIM Core Conservative Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.07%		(0.22%)		0.88%
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.91%		11.18%		10.66%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	9.08%	15.00%	14.76%	14.76%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%		0.19%		1.41%
Standard And Poors MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	15.41%		11.26%	10.49%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	(5.17%)	4.23%	6.51%		3.63%
Bloomberg US Treasury Inflation Protected Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation-Protected Securities Index
Average Annual Return, Percent	4.41%		2.36%		2.59%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.25%		8.91%		8.66%